DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 7.7%
	APPAREL & TEXTILE PRODUCTS - 0.9%
4,389	Allbirds, Inc. Class A(a)	$ 13,343

	AUTOMOTIVE - 0.4%
466	Ford Motor Company	5,219

	BIOTECH & PHARMA - 0.9%
105	Moderna, Inc.(a)	12,416

	ENTERTAINMENT CONTENT - 0.5%
380	Paramount Global, Class B	7,235

	INTERNET MEDIA & SERVICES - 3.2%
100	Alphabet, Inc., Class A(a)	9,564
100	Expedia Group, Inc.(a)	9,369
450	Lyft, Inc., Class A(a)	5,927
100	Meta Platforms, Inc., Class A(a)	13,568
250	Uber Technologies, Inc.(a)	6,625
		45,053
	LEISURE PRODUCTS - 0.2%
430	Peloton Interactive, Inc., Class A(a)	2,980

	SEMICONDUCTORS - 1.4%
104	Advanced Micro Devices, Inc.(a)	6,589
250	Intel Corporation	6,443
149	Micron Technology, Inc.	7,465
		20,497
	SPECIALTY FINANCE - 0.2%
33	Capital One Financial Corporation	3,042

	TOTAL COMMON STOCKS (Cost $119,426)	109,785

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 38.1%
	EQUITY - 38.1%
505	Consumer Staples Select Sector SPDR Fund			$ 33,699
287	iShares Global Consumer Discretionary ETF			35,043
458	iShares Global Healthcare ETF			34,510
779	iShares Global Tech ETF			32,858
1,109	iShares MSCI BRIC ETF			35,421
461	iShares MSCI EAFE Growth ETF			33,450
1,021	iShares MSCI Eurozone ETF			32,652
1,652	iShares MSCI Germany ETF			32,610
663	iShares MSCI South Korea ETF			31,400
1,228	iShares MSCI Sweden ETF			33,463
754	iShares MSCI Taiwan ETF			32,497
157	iShares Russell 1000 Growth ETF			33,033
100	iShares Semiconductor ETF			31,873
648	iShares U.S. Home Construction ETF			33,722
573	SPDR S&P Retail ETF			32,340
278	Technology Select Sector SPDR Fund			33,021
830	US Global Jets ETF			12,458
				544,050

	TOTAL EXCHANGE-TRADED FUNDS (Cost $586,133)			544,050

		Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 0.3%
	LEISURE FACILITIES & SERVICES — 0.3%
1,500	AMC Entertainment Holdings, Inc.(a)	0.0000	-	4,065

	TOTAL PREFERRED STOCKS (Cost $6,774)			4,065

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 1.7%
	MONEY MARKET FUND - 1.7%
24,306	First American Government Obligations Fund, Class X, 2.77% (Cost $24,306)(b)				$ 24,306

	TOTAL INVESTMENTS - 47.8% (Cost $736,639)				$ 682,206
	CALL OPTIONS WRITTEN - (0.5)% (Proceeds - $9,506)				(7,151)
	SECURITIES SOLD SHORT - (43.0)% (Proceeds - $659,388)				(613,348)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 95.7%				1,366,245
	NET ASSETS - 100.0%				$ 1,427,952

Contracts(c)
	WRITTEN EQUITY OPTIONS(a) - (0.5)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.5)%
5	Affirm Holdings, Inc.	11/18/2022	$ 22.50	$ 9,380	$ 1,050
1	Airbnb, Inc.	12/16/2022	120.00	10,504	685
3	DoorDash, Inc.	11/18/2022	50.00	14,835	2,070
10	Lucid Group, Inc.	11/18/2022	16.00	13,970	950
4	ROBLOX Corporation	11/18/2022	40.00	14,336	1,360
1	Snowflake, Inc.	11/18/2022	190.00	16,996	1,036
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $9,506)				7,151

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $9,506)				$ 7,151

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a) (b) (c)

Non-income producing security.

Rate disclosed is the seven-day effective yield as of September 30, 2022.

Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

DECATHLON MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS(a) — (0.8)%
	LEISURE FACILITIES & SERVICES - (0.8)%
(1,500)	AMC Entertainment Holdings, Inc., Class A	$ (10,455)

	EXCHANGE-TRADED FUNDS(a) — (42.2)%
	EQUITY - (42.2)%
(290)	Invesco S&P 500 Equal Weight Communication	(7,012)
(120)	Invesco S&P 500 Equal Weight Consumer Discretionary ETF	(12,578)
(115)	iShares Biotechnology ETF	(13,450)
(379)	iShares Core S&P Small-Cap ETF	(33,045)
(996)	iShares Global Energy ETF	(33,197)
(531)	iShares Global Financials ETF	(32,556)
(1,691)	iShares MSCI Australia ETF	(33,177)
(1,178)	iShares MSCI Brazil ETF	(34,904)
(642)	iShares MSCI EAFE ETF	(35,959)
(852)	iShares MSCI EAFE Value ETF	(32,828)
(1,800)	iShares MSCI Hong Kong ETF	(32,832)
(880)	iShares MSCI Pacific ex Japan ETF	(33,018)
(1,262)	iShares MSCI United Kingdom ETF	(33,077)
(252)	iShares Russell 2000 Value ETF	(32,490)
(164)	iShares Transportation Average ETF	(32,236)
(227)	iShares U.S. Financial Services ETF	(32,061)
(360)	iShares US Aerospace & Defense ETF	(32,828)
(501)	Renaissance IPO ETF	(14,228)
(58)	SPDR S&P 500 ETF Trust	(20,716)
(934)	SPDR S&P Insurance ETF	(33,783)
(296)	SPDR S&P Oil & Gas Exploration & Production ETF	(36,918)
		(602,893)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $659,388)	$ (613,348)